Consolidated Statements of Comprehensive Earnings (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net earnings	$ 90,936	$ 41,418	$ 40,722
Foreign currency translation (loss) gain	(51,648)	(9,725)	3,423
Reclassification to earnings of other comprehensive income on investment (note 5)			2,553
Comprehensive earnings	39,288	31,693	46,698
Less: Comprehensive earnings attributable to non-controlling shareholders	36,616	57,570	34,478
Comprehensive earnings (loss) attributable to Company	$ 2,672	$ (25,877)	$ 12,220